Compensatory Equity Incentive Plan and Other Equity Incentives (Details 4) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Stock Options
Beginning Balance	224,500	193,000
Granted	155,592	103,000
Vested	(197,842)	(71,500)
Balance ending, shares unexercisable and unvested	182,250	224,500
Restricted Stock Units
Beginning Balance	403,870	354,303
Granted	236,495	219,000
Vested	(198,766)	(169,433)
Balance, ending, shares unexercisable/unvested	441,599	403,870
Total Shares
Beginning Balance	628,370	547,303
Granted	392,087	322,000
Vested	(396,608)	(240,933)
Balance ending	623,849	628,370
Weighted Average Grant Date Fair Values (per share)
Beginning Balance	$ 1.10	$ 1.18
Granted	1.39	1.3
Vested	1.21	1.28
Ending Balance	$ 1.35	$ 1.10